Intangible Assets, Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2012 (actual)	$ 1,674	$ 1,880	$ 2,199
Estimate for year ended December 31,
2013	1,743
2014	1,568
2015	1,427
2016	1,276
2017	1,147
Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2012 (actual)	1,915
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2012 (actual)	233
Estimate for year ended December 31,
2013	235
2014	204
2015	178
2016	145
2017	101
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2012 (actual)	1,396
Estimate for year ended December 31,
2013	1,241
2014	1,113
2015	1,022
2016	919
2017	851
Customer Relationships And Other [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2012 (actual)	286
Estimate for year ended December 31,
2013	267
2014	251
2015	227
2016	212
2017	$ 195